Segment Information - Segment assets (Details) - USD ($)	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Feb. 01, 2019	Jan. 31, 2019
Segment Reporting Information [Line Items]
TOTAL ASSETS		$ 699,511,963		$ 700,925,360		$ 697,836,358
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Segment Reporting Information [Line Items]
TOTAL ASSETS	$ 1,458,106,000		$ 1,545,737,000		$ 1,986,265,000		$ 2,539,783,000	$ 2,545,175,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Skillsoft
Segment Reporting Information [Line Items]
TOTAL ASSETS	1,313,124,000		1,398,379,000		1,655,474,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | SumTotal
Segment Reporting Information [Line Items]
TOTAL ASSETS	$ 144,982,000		$ 147,358,000		330,785,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Corporate
Segment Reporting Information [Line Items]
TOTAL ASSETS					$ 6,000